[TXF FUNDS, INC. LETTERHEAD]
May 4, 2010

VIA EDGAR

Christian T. Sandoe, Senior Counsel
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re: TXF FUNDS, INC. (File Nos. 333-156996; 811-22270)

Dear Mr. Sandoe:

On behalf of TXF Funds, Inc. (the “Company”), I am filing this certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, I certify that the form of Prospectus and Statement of Additional Information (“SAI”) otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the form of Prospectus and SAI contained in the 485(b) post-effective amendment to registration statement on Form N-1A for the Company, which was filed electronically with the Securities and Exchange Commission via EDGAR on April 30, 2010.

Sincerely,

/s/ Keith D. Geary
Keith D. Geary
Chairman and Chief Executive Officer
cc: Jerry A. Warren